Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue
Healthcare services income	$ 1,541,778	$ 911,509	$ 535,166
Operating expenses
Cost of healthcare services	(1,459,924)	(1,015,023)	(794,545)
Research and development expenses	(10,869,642)	(11,586,923)	(6,939,051)
General and administrative fees	(5,409,302)	(4,853,488)	(7,373,425)
Legal and professional fees	(2,617,834)	(2,854,225)	(3,405,705)
Other operating expenses	(392,511)	(877,391)	(220,891)
Total operating expenses	(20,749,213)	(21,187,050)	(18,733,617)
Other (loss) income, net
(Loss) gain on investments in marketable securities, net	(8,031,595)	25,241,556	(81,839)
Gain on long-term investments			1,147,190
(Loss) gain on investments in derivatives, net	(4,289)	(199,031)	87,599
Gain on use of digital currencies	4,918		46,717
Gain on derecognition of non-financial assets	75,000
Gain on extinguishment of convertible debts			1,198,490
Changes in fair value of warrant liabilities			(866,300)
Interest expense, net	(93,601)	(243,628)	(3,699,672)
Rental income		30,894	16,868
Loss on disposal of subsidiaries	(3,638)
Sundry income	146,347	365,917	232,460
Total other (loss) income, net	(7,906,858)	25,195,708	(1,918,487)
Net (loss) income	(27,114,293)	4,920,167	(20,116,938)
Net loss attributable to non-controlling interests	2,065,904	2,146,687	1,430,176
Deemed dividend related to warrants down round provision		(755,514)
Net (loss) income attributable to Aptorum Group Limited	$ (25,048,389)	$ 6,311,340	$ (18,686,762)
Net (loss) income per share attributable to Aptorum Group Limited
- Basic (in Dollars per share)	$ (0.71)	$ 0.2	$ (0.64)
- Diluted (in Dollars per share)	$ (0.71)	$ 0.2	$ (0.64)
Weighted-average shares outstanding
- Basic (in Shares)	35,033,970	31,135,882	29,008,445
- Diluted (in Shares)	35,033,970	31,534,473	29,008,445
Net (loss) income	$ (27,114,293)	$ 4,920,167	$ (20,116,938)
Other comprehensive (loss) income
Exchange differences on translation of foreign operations	(55,315)	58,848	(10,897)
Other comprehensive (loss) income	(55,315)	58,848	(10,897)
Comprehensive (loss) income	(27,169,608)	4,979,015	(20,127,835)
Comprehensive loss attributable to non-controlling interests	2,065,904	2,146,687	1,430,176
Deemed dividend related to warrants down round provision		(755,514)
Comprehensive (loss) income attributable to the shareholders of Aptorum Group Limited	$ (25,103,704)	$ 6,370,188	$ (18,697,659)